OTHER NON-CURRENT ASSETS	6 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS
The components of other non-current assets are as follows:

(US$ Millions)	Jun. 30, 2019	Dec. 31, 2018
Securities - FVTPL	$1,011	$239
Derivative assets	52	13
Securities - FVTOCI	202	260
Restricted cash	160	161
Inventory	481	435
Other	243	748
Total other non-current assets	$2,149	$1,856

Securities - FVTPL
Securities - FVTPL consists primarily of the partnership’s investment in convertible preferred units of a U.S. hospitality operating company. The preferred units earn a fixed cumulative dividend of 7.5% per annum compounding quarterly. Additionally, the partnership receives distributions in additional convertible preferred units of the U.S. hospitality operating company at 5.0% per annum compounding quarterly. In the first quarter of 2019, the partnership purchased an additional $222 million of convertible preferred units of a U.S. hospitality operating company. The carrying value of these convertible preferred units at June 30, 2019 was $409 million (December 31, 2018 - $175 million).

Also included in Securities - FVTPL is the partnership’s investment in BSREP III, which is accounted for as a financial asset following the deconsolidation of its investments in the first quarter of 2019. The carrying value of the BSREP III financial asset at June 30, 2019 was $315 million (December 31, 2018 - nil).

Securities - FVTOCI
Securities - FVTOCI represent the partnership’s retained equity interests in 1625 Eye Street in Washington, D.C. and Heritage Plaza in Houston, both property holding companies, that it previously controlled and in which it retained a non-controlling interest following disposition of these properties to third parties. The partnership continues to manage these properties on behalf of the acquirer but does not exercise significant influence over the relevant activities of the properties. Included in securities - FVTOCI at June 30, 2019 are $105 million (December 31, 2018 - $104 million) of securities pledged as security for a loan payable to the issuer in the amount of $93 million (December 31, 2018 - $93 million) recognized in other current financial liabilities.